CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 22,432	$ 3,465
Restricted cash	1,048	13,087
Property held for lease, net of accumulated depreciation and impairment (Note 3)	73,691	67,085
Prepaid expenses and other current assets	4,257	6,731
Deferred financing costs, net	3,802	0
Total current assets	105,230	90,368
Property and equipment, net	163	253
Security deposits	15	91
Capitalized software and intangible assets, net	2,119	2,076
Right-of-use assets, non-current	339	383
Total assets	107,866	93,171
Current liabilities:
Accounts payable	1,891	1,491
Accrued liabilities (Note 5)	17,701	17,372
Accrued litigation settlement (Note 11)	750	2,199
Unearned revenue	4,883	4,823
Revolving line of credit, net (Note 6)	78,727	82,582
Term loan, net (Note 6)	0	30,047
Lease liabilities	51	179
Derivative liability (Note 12)	13,600	0
Total current liabilities	117,603	138,693
Other liabilities	45	828
Lease liabilities, non-current	392	444
Total liabilities	118,040	139,965
MEZZANINE EQUITY
Total mezzanine equity	27,909	0
STOCKHOLDERS' DEFICIT
Common stock, $.0001 par value; 250,000,000 shares authorized; 4,750,258 and 4,446,540 shares issued and outstanding at December 31, 2025 and 2024, respectively	0	0
Additional paid-in capital	109,003	101,657
Accumulated deficit	(147,086)	(148,451)
Total stockholders' deficit	(38,083)	(46,794)
Total liabilities, mezzanine equity and stockholders' deficit	107,866	93,171
Series A Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	11,308	0
Series B Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	$ 16,601	$ 0